Due to Sellers	6 Months Ended
Jun. 30, 2021
Due to Sellers [Abstract]
Due to Sellers
11.	DUE TO SELLERS
The amounts due to sellers as of June 30, 2021 and December 31, 2020 were $22.0 million and $41.1 million, respectively. Included in the due to sellers balance, there are amounts recorded as part of the initial purchase prices of acquisitions in 2021 and in prior years, including accrued interest and accrued bonuses payable to various sellers as part of their respective employment agreements, as well as other amounts due to sellers. The amount due to sellers was $15.1 million, and the total bonuses owed to sellers were $6.9 million, as of June 30, 2021. The amount due to sellers was $34.5 million, and the total bonuses owed to sellers were $6.6 million, as of December 31, 2020.
Total bonus charges to various sellers as part of their respective provider employment agreements amounted to a total of $1.8 million and $3.8 million for the three months and six months ended June 30, 2021, respectively. These charges are included within the caption transaction costs and other within the accompanying condensed consolidated statements of operations.